Investment Strategy - (Women in Leadership U.S. Equity Portfolio) - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small and medium (“SMID”) cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. SMID cap companies include companies with the market capitalizations, at the time of purchase, that are within the market capitalization range of the smallest stock in the Russell 2500 Index to the largest stock in the Russell Midcap Index. That capitalization range was $7.8 million to $279.5 billion as of April 30, 2025.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.